Short Term Deposits - Schedule of Short Term Deposits (Parentheticals) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
U.S [Member]
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	5.202%	5.863%
NIS [Member]
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	4.537%	4.41%